Stockholders' Equity - Schedule of Stock Compensation Expense by Award Type (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allocated Share-based Compensation Expense	$ 2,299,915	$ 3,248,166
Stock Option Awards [Member]
Allocated Share-based Compensation Expense	175,675	304,745
Non-Employee Awards [Member]
Allocated Share-based Compensation Expense	1,564,670	2,329,874
Restricted Stock Unit Awards [Member]
Allocated Share-based Compensation Expense	447,300	559,499
Phantom Stock Awards [Member]
Allocated Share-based Compensation Expense	$ 112,270	$ 54,048